Provisions for legal proceedings and contingent liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	R$ 845	R$ 1,095
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	190	186
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	34	51
PIS And COFIN S [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	248	241
ICMS [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	20	366
Other Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	84	19
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	386	677
Corporate Claims [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	118	111
Civil Claims And Other [Member]
IfrsStatementLineItems [Line Items]
Long term legal proceedings provision	R$ 151	R$ 121